Loans Receivable and Allowance for Loan Losses - Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	$ 3,475	$ 3,071	$ 2,500
Charge-offs	(183)	(313)	(222)
Recoveries	3		16
Provision charged to operations	1,065	717	777
Total allowance for loan losses, ending balance	4,360	3,475	3,071
Allowance for loan losses:
Individually evaluated for impairment				$ 0	$ 0
Collectively evaluated for impairment				4,360	3,475
Total	4,360	3,475	3,071	4,360	3,475
Loans:
Individually evaluated for impairment				1,616	2,121
Collectively evaluated for impairment				779,909	640,388
Total				781,525	642,509
Commercial Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision charged to operations	2
Total allowance for loan losses, ending balance	2
Allowance for loan losses:
Individually evaluated for impairment				0
Collectively evaluated for impairment				2
Total	2			2
Loans:
Collectively evaluated for impairment				201
Total				201
Real Estate [Member]
Loans:
Total				771,317	632,160
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	2,704	2,460	2,127
Charge-offs	(183)	(313)	(194)
Recoveries	3		16
Provision charged to operations	398	557	511
Total allowance for loan losses, ending balance	2,922	2,704	2,460
Allowance for loan losses:
Individually evaluated for impairment				0	0
Collectively evaluated for impairment				2,922	2,704
Total	2,704	2,704	2,460	2,922	2,704
Loans:
Individually evaluated for impairment				1,221	885
Collectively evaluated for impairment				616,473	556,416
Total				617,694	557,301
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	350	186	187
Charge-offs			(28)
Provision charged to operations	155	164	27
Total allowance for loan losses, ending balance	505	350	186
Allowance for loan losses:
Individually evaluated for impairment				0	0
Collectively evaluated for impairment				505	350
Total	350	350	186	505	350
Loans:
Individually evaluated for impairment				197	784
Collectively evaluated for impairment				56,047	34,626
Total				56,244	35,410
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	353	224	99
Provision charged to operations	512	129	125
Total allowance for loan losses, ending balance	865	353	224
Allowance for loan losses:
Individually evaluated for impairment				0	0
Collectively evaluated for impairment				865	353
Total	353	353	224	865	353
Loans:
Individually evaluated for impairment				186	439
Collectively evaluated for impairment				97,193	38,399
Total				97,379	38,838
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	1	2	5
Provision charged to operations	(1)	(1)	(3)
Total allowance for loan losses, ending balance		1	2
Allowance for loan losses:
Individually evaluated for impairment					0
Collectively evaluated for impairment					1
Total	1	1	2		1
Loans:
Collectively evaluated for impairment					611
Total					611
Consumer [Member]
Loans:
Total				10,007	10,349
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	42	45	38
Provision charged to operations	2	(3)	7
Total allowance for loan losses, ending balance	44	42	45
Allowance for loan losses:
Individually evaluated for impairment				0	0
Collectively evaluated for impairment				44	42
Total	42	42	45	44	42
Loans:
Individually evaluated for impairment				12	13
Collectively evaluated for impairment				9,325	9,664
Total				9,337	9,677
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance		1	1
Provision charged to operations		(1)
Total allowance for loan losses, ending balance			1
Allowance for loan losses:
Individually evaluated for impairment				0	0
Total		1	1
Loans:
Collectively evaluated for impairment				670	672
Total				670	672
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance	25	153	43
Provision charged to operations	(3)	(128)	110
Total allowance for loan losses, ending balance	22	25	153
Allowance for loan losses:
Individually evaluated for impairment				0	0
Collectively evaluated for impairment				22	25
Total	$ 25	$ 25	$ 153	$ 22	$ 25